Nature of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Nature of the Business [Abstract]
Nature of the Business

Note 1 - Nature of the Business

ENDRA Life Sciences Inc. (“ENDRA” or the “Company”) is designing a medical device for accurate liver fat measurement for use in metabolic disease detection and management and GLP-1 drug eligibility and management in circumstances where other technologies are unavailable or impractical.

In 2025, the Company expanded its business strategy to include a digital asset treasury (“DAT”) initiative, managed in collaboration with Arca Investment Management (“Arca”), which seeks to optimize capital preservation and generate non-dilutive returns through investments in decentralized finance (“DeFi”) assets. This financial strategy operates in tandem with the Company’s core medical technology mission: the commercialization of the TAEUS platform via a recurring subscription model, with a specific focus on the burgeoning GLP-1 and metabolic disease markets.

ENDRA was incorporated on July 18, 2007 as a Delaware corporation.

Pending Merger

On June 25, 2026, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among ASP Isotopes Inc., a Delaware corporation (“ASP Isotopes”), Noble Africa LLC, a Delaware limited liability company (“Noble Africa”) and a direct, wholly-owned subsidiary of ASP Isotopes, Renergen Limited, a company incorporated under the laws of the Republic of South Africa (“Renergen”) and a direct, wholly-owned subsidiary of ASP Isotopes, the Company, and Kruger Merger Sub LLC, a Delaware limited liability company (“Merger Sub”) and a direct, wholly-owned subsidiary of the Company, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Noble Africa, with Noble Africa surviving the Merger as a direct wholly-owned subsidiary of ENDRA (“Surviving Company”).

Concurrently with the entry into the Merger Agreement, Noble Africa entered into subscription agreements (“Subscription Agreements”) with ASP Isotopes and certain investors pursuant to which Noble Africa agreed to sell approximately (i) 4,594,218 Class A Units of Noble Africa and/or pre-funded warrants to purchase Class A Units of Noble Africa (the “Pre-Funded Warrants”) to certain institutional investors and other persons and (ii) 3,054,185 Class B Units of Noble Africa to ASP Isotopes. Additionally, prior to the effective time of the Merger (the “Effective Time”), ASP Isotopes will contribute all of its equity interest in Renergen to Noble Africa in exchange for 55,500,000 of Noble Africa’s Class B Units (the “Contribution”). The shares of Class B Common Stock (as defined below) received by ASP Isotopes upon conversion of the Class B Units in connection with the Merger will entitle ASP Isotopes to 10 votes per share on all matters submitted to a vote of the stockholders of the Company.

Subject to the terms and conditions of the Merger Agreement, at the Effective Time, all of the units of Merger Sub outstanding immediately prior to the Effective Time shall be converted into and become units of the Surviving Company (“Surviving Company Units”) and the Company shall be admitted as the sole member of the Surviving Company as the holder of all Surviving Company Units. Additionally, at the Effective Time, (i) each Class A Unit of Noble outstanding immediately prior to the Effective Time (other than any units of Noble held by ENDRA, Merger Sub, Noble or any of their respective subsidiaries (the “Excluded Company Units”), which shall be automatically cancelled), by virtue of the Merger, shall be converted into the right to receive one share of Class A Common Stock (as defined below), (ii) each Class B Unit of Noble Africa outstanding immediately prior to the Effective Time (other than any Excluded Company Units), by virtue of the Merger, shall be converted into the right to receive one share of Class B Common Stock (as defined below) and (iii) each Pre-Funded Warrant that is outstanding and unexercised immediately prior to the Effective Time, will be converted into and become a warrant to purchase Class A Common Stock, and ENDRA shall assume the terms of the Pre-Funded Warrant by which such Pre-Funded Warrant is evidenced (with changes to such documents as ASP Isotopes and ENDRA mutually agree are appropriate to reflect the substitution of the Pre-Funded Warrant by ENDRA to purchase shares of Class A Common Stock), in each case subject to certain adjustments as set forth in the Merger Agreement. Pursuant to the A&R Certificate of Incorporation (as defined below), at the Effective Time, each share of our common stock issued and outstanding or held as treasury stock immediately prior to the Effective Time shall, automatically and without further action by any stockholder, be reclassified as one share of Class A Common Stock.

Immediately prior to the Effective Time, the Company shall file with the Secretary of State of the State of Delaware an amended and restated Certificate of Incorporation (the “A&R Certificate of Incorporation”), pursuant to which the Company will be renamed “4K Resources Inc.” The A&R Certificate of Incorporation will establish two classes of common stock, consisting of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), and Class B common stock, par value $0.0001 per share (“Class B Common Stock”).

Note 1 - Nature of the Business

ENDRA Life Sciences Inc. (“ENDRA” or the “Company”) is designing a medical device for accurate liver fat measurement for use in metabolic disease detection and management and GLP-1 drug eligibility and management in circumstances where other technologies are unavailable or impractical.

In 2025, the Company expanded its business strategy to include a Digital Asset Treasury (“DAT”) initiative, managed in collaboration with Arca Investment Management (“Arca”), which seeks to optimize capital preservation and generate non-dilutive returns through investments in decentralized finance (“DeFi”) assets. This financial strategy operates in tandem with the Company’s core medical technology mission: the commercialization of the TAEUS platform via a recurring subscription model, with a specific focus on the burgeoning GLP-1 and metabolic disease markets.

ENDRA was incorporated on July 18, 2007 as a Delaware corporation.